SCHEDULE OF SEGMENT REPORTING CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Segment Reporting [Abstract]
Professional and consulting fees		$ 1,586,680	$ 4,455,225
Legal and book-keeping services		347,835	1,134,778
Personnel and related taxes		443,672	10,951,854
Insurance		12,473	355,932
Marketing and advertisement		119,363	91,319
Other		165,675	983,720
Total general and administrative expenses	[1]	$ 2,675,698	$ 17,972,828

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.